Trade and Other Payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade payables	$ 4,561	$ 3,609
Other payables and accrued liabilities	21,686	27,050
Trade and other payables	$ 26,247	$ 30,659